Commitments and contingencies - Associates - Cerro Verde (Details) $ in Millions, S/ in Billions			1 Months Ended	12 Months Ended
	Jan. 05, 2021 installment	Jun. 23, 2004	Mar. 31, 2021	Dec. 31, 2021 PEN (S/) installment	Dec. 31, 2021 USD ($) installment	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)
SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Number Of Equal Monthly Payments	66
SUNAT. | Sociedad Minera Cerro Verde S.A.A. [Member] | December 2006 to December 2013
Disclosure of Commitments and contingencies [Line Items]
Amount of the assessment, including interest and penalties						S/ 2.8	$ 771.2
Deferred Interest, Interest And Penalties | $							$ 496.5
Number Of Equal Monthly Payments				66	66
Payment of Litigation Settlement Amount				S/ 2.9	$ 791.9
Minimum | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales		1.00%
Minimum | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales			1.00%
Maximum | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales		3.00%
Maximum | SUNAT.
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales			0.90%
New guarantee contract | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales		1.00%
New guarantee contract | Minimum | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales		1.00%
New guarantee contract | Maximum | Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Commitments and contingencies [Line Items]
Royalty rate on net sales		12.00%